Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income for the year	$ 10,480,496	$ 4,274,113	$ 7,861,059
Adjustments for:
Depreciation and amortization	1,066,382	1,035,244	1,116,872
Employee benefits	(8,174)	16,116	6,532
Interest income from investing activities	(1,618,751)	(931,866)	(445,879)
(Gain) Loss in financial instruments	(68,119)	(64,436)	778,649
Interest expense from financing activities	3,733	153,729	56,352
Income tax	2,060,123	1,739,998	3,299,522
Total Adjustments	11,915,690	6,222,898	12,673,107
Changes in operating assets and liabilities:
Decrease (Increase) in Trade receivables	(1,206,217)	653,286	(440,424)
Decrease (Increase) in Related parties’ receivables	(102,379)	(68,247)	(69,476)
Decrease (Increase) in Inventory	357,577	1,608,776	(1,541,781)
(Increase) in other receivables, recoverable taxes and prepaid expenses	1,666,948	(74,814)	(204,519)
(Decrease) Increase in Accounts payable trade	(5,472,293)	(2,187,193)	2,375,610
Increase (Decrease) in Related parties’ payables	685,076	62,799	(8,453)
Increase (Decrease) in Accounts payable other and accrued liabilities and taxes other than income taxes	(2,296,047)	(1,954,210)	(3,834,758)
Net cash flows provided by operating activities	5,548,355	4,263,295	8,949,306
Investing activities:
Acquisition of property, plant and equipment	(2,126,962)	(2,492,673)	(1,696,485)
Decrease (increase) in other non-current assets	162,319	301,913	(32,758)
Acquisition of other equity instruments	0	(88,642)	(2,075,872)
Gain (Loss) on financial instruments	68,119	64,436	(778,649)
Interest income collected	1,618,751	931,866	445,879
Net cash flows (used) by investing activities	(277,773)	(1,283,100)	(4,137,885)
Financing activities:
Loan from related parties	0	0	2,381,464
Repurchase and placement of own capital stocks, net	(126,495)	(89,041)	(90,129)
Interest expense	(3,733)	(153,729)	(56,352)
Net cash flows used (provided) in financing activities	(130,228)	(242,770)	2,234,983
Increase in cash and cash equivalents	5,140,354	2,737,425	7,046,404
Cash and cash equivalents at beginning of year	23,584,335	21,546,386	15,130,192
Effects of exchange rate changes on the balance of cash and cash equivalents held in foreign currencies	433,538	(699,476)	(630,210)
Cash and cash equivalents at end of year	$ 29,158,227	$ 23,584,335	$ 21,546,386